27. Expenses by nature (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ExpenseByNatureLineItems [Line Items]
Cost of sales	R$ (44,445)	R$ (37,779)	R$ (33,585)
Selling expenses	(7,431)	(6,553)	(6,323)
General and administrative expenses	(923)	(1,049)	(1,026)
Operating expense	(52,799)	(45,381)	(40,934)
Cost of Inventories [Member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(42,688)	(36,239)	(32,140)
Personnel Expenses [Member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(5,332)	(4,846)	(4,691)
Outsourced Services [Member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(636)	(636)	(648)
Overhead Expenses [Member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(1,904)	(1,536)	(1,568)
Commercial Expenses [Member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(1,481)	(1,334)	(1,226)
Other Expenses [Member]
ExpenseByNatureLineItems [Line Items]
Operating expense	R$ (758)	R$ (790)	R$ (661)